Convertible Loans - Schedule of Fair Value of the Promissory Notes (Details) - Convertible Loans [Member] - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Oct. 31, 2025
Schedule of Fair Value of the Promissory Notes [Line Items]
Balance at beginning
Proceeds received from issuance of convertible loans	$ 4,545,000	2,250,000
Finance expenses	555,469	209,196
Issuance of shares upon conversion of convertible loans	(6,860,535)	(699,130)
Balance at ending		$ 1,760,066